Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Significant Accounting Policies [line items]
Variation potential percentage benchmark	25.00%
Confidence percentage related to inferred tonnes, grade, metal content recoverability	95.00%
Inferred recoverability of resources percentage, benchmark	75.00%
Bottom of range [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	80.00%
Top of range [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	87.00%
Machinery and Equipment [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment	Straight line
Useful lives or depreciation rates, property, plant and equipment	3-15 years
Spare Parts and Components [member]
Disclosure Of Significant Accounting Policies [line items]
Useful lives or depreciation rates, property, plant and equipment	8 to 18 months
Mineral Properties [member]
Disclosure Of Significant Accounting Policies [line items]
Depreciation method, property, plant and equipment	Declining balance
San Jose M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Conversion factors related to inferred resources	90.00%
Percentage of inferred resources	23.00%	28.00%	53.00%
Caylloma M&I Property [member]
Disclosure Of Significant Accounting Policies [line items]
Percentage of inferred resources	60.00%	38.00%	33.00%
Restricted Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting period	3 years
Description of vesting requirements for share-based payment arrangement	RSUs are settled in either cash or equity, as determined by the Company's Board of Directors at the grant date and typically vest over three years, in tranches of 20%, 30%, and 50%
Restricted Share Units [member] | Vesting Tranche One Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	20.00%
Restricted Share Units [member] | Vesting Tranche Two Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	30.00%
Restricted Share Units [member] | Vesting Tranche Three Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	50.00%
Performance Share Units [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting period	3 years
Description of vesting requirements for share-based payment arrangement	Performance Share Units ("PSUs") are performance-based awards for the achievement of specified performance metrics by specified deadlines, which are settled in cash and vest over a three-year period in tranches of 20%, 30% and 50%.
Performance Share Units [member] | Vesting Tranche One Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	20.00%
Performance Share Units [member] | Vesting Tranche Two Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	30.00%
Performance Share Units [member] | Vesting Tranche Three Period [member]
Disclosure Of Significant Accounting Policies [line items]
Vesting tranche percentage sharebased arrangements	50.00%